Form N-1A Supplement	May 13, 2026
Defiance Daily Target 2X Long ASTS ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Supplement to the Prospectus dated April 22, 2026

Effective immediately, the Fund’s Annual Fund Operating Expenses table is hereby deleted and replaced with the following: